Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	136,568,525.82	12,804
Yield Supplement Overcollateralization Amount 08/31/26	6,325,861.24	0
Receivables Balance 08/31/26	142,894,387.06	12,804
Principal Payments	9,275,712.62	315
Defaulted Receivables	337,316.65	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	5,677,891.98	0
Pool Balance at 09/30/26	127,603,465.81	12,470

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.52%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	4,180,517.14	255
Past Due 61-90 days	855,784.44	49
Past Due 91-120 days	184,640.74	10
Past Due 121+ days	0.00	0
Total	5,220,942.32	314

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.92%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Delinquency Trigger Occurred	NO

Recoveries	293,984.07
Aggregate Net Losses/(Gains) - September 2026	43,332.58
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	-0.04%
Second Prior Net Losses/(Gains) Ratio	-0.11%
Third Prior Net Losses/(Gains) Ratio	-0.23%
Four Month Average	-0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.41%
Weighted Average Contract Rate, Yield Adjusted	10.21%
Weighted Average Remaining Term	22.46

Flow of Funds	$ Amount
Collections	10,211,471.93
Investment Earnings on Cash Accounts	19,421.48
Servicing Fee	(119,078.66)
Transfer to Collection Account	-
Available Funds	10,111,814.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	405,992.34
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	3,858,606.20
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	740,762.40

Total Distributions of Available Funds	10,111,814.75

Servicing Fee	119,078.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	131,462,072.01
Principal Paid	8,965,060.01
Note Balance @ 10/15/26	122,497,012.00

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2a
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2b
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-3
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-4
Note Balance @ 09/15/26	85,472,072.01
Principal Paid	8,965,060.01
Note Balance @ 10/15/26	76,507,012.00
Note Factor @ 10/15/26	76.7988476%

Class B
Note Balance @ 09/15/26	30,630,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	30,630,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	15,360,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	15,360,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	405,992.34
Total Principal Paid	8,965,060.01
Total Paid	9,371,052.35

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	3.64850%
Coupon	4.49850%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	5.70000%
Interest Paid	405,992.34
Principal Paid	8,965,060.01
Total Paid to A-4 Holders	9,371,052.35

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3975289
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.7781727
Total Distribution Amount	9.1757016

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	4.0754100
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	89.9925719
Total A-4 Distribution Amount	94.0679819

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	430.40
Noteholders' Principal Distributable Amount	569.60

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	5,106,453.81
Investment Earnings	15,449.38
Investment Earnings Paid	(15,449.38)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,174,660.50	$1,071,481.70	$1,376,788.01
Number of Extensions	82	65	89
Ratio of extensions to Beginning of Period Receivables Balance	0.82%	0.70%	0.85%